Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss)
Net income	$ (15,879)	$ 43,146	$ 24,052	$ (932)	$ (17,508)	$ 22,341	$ 40,477	$ 10,082	$ (24,710)	$ (55,789)	$ (18,440)	$ 48,758	$ 48,190	$ 7,864
Other comprehensive income (loss)	(22)			(5)						163	(30)	(260)	(7)	(25)
Comprehensive loss	$ (15,901)			$ (937)						$ (55,626)	$ (18,470)	$ 48,498	$ 48,183	$ 7,839